October 24, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Morgan Stanley Pathway Funds (the “Trust”) Municipal Bond Fund (the “Fund”)
SEC File No. 811-06318

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 80 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made pursuant to Rule 485(a)(2) for the purpose of making a material change to the principal investment strategy for the Fund. Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective January 1, 2020.

Please contact the undersigned if you have any questions or comments concerning this filing.

/s/ Eric Metallo
Eric Metallo
Secretary

cc:	Joseph Signora (via email)
John O’Brien, Esq. (via email)